Revenue from Contract with Customers - Summary of Contractual Asset from Contracts with Customer (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Trade Receivables	€ 212,734	€ 165,259
Contract Assets	103,417	62,133
Contract Liabilities	(14,847)	(18,771)
Advances From Customers	(26,568)	(23,616)
Total	€ 274,736	€ 185,005